Net loss per share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Net and comprehensive loss available to common stockholders	$ (12,850)	$ (9,454)	$ (59,335)	$ (184,462)
Less: Preferred stock dividends	0	34	103	109
Add: Adjustment due to gain on Series E Exchange			(5,415)	0
Less: Adjustment due to BCF of Series F Shares			5,349	0
Adjusted Net and comprehensive loss available to common stockholders	$ (13,252)	$ (9,488)	$ (59,372)	$ (184,571)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	57,525,054	48,526,396	49,084,432	33,238,600
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.23)	$ (0.20)	$ (1.21)	$ (5.55)